Investments and associates (Schedule of Equity Method Investment Earnings, Excluding Basis Adjustments) (Details) (Asm Pacific Technology Ltd [Member], HKD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Asm Pacific Technology Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Net sales	14,229	10,841
Income before income tax	2,028	673
Net earnings	1,580	549